(LOSS)/EARNINGS PER SHARE (Schedule of Earnings Per ADS) (Details) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Ordinary shares		96,162,410	96,162,410	95,840,138
Basic earnings per share denominator		83,612,908	86,486,409	91,858,813
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		96,162,410	96,162,410	95,840,138
Weighted average number of shares issued during the year	[1]			120,396
Weighted average number of treasury shares		(12,549,502)	(9,676,001)	(4,101,721)
Basic earnings per share denominator		83,612,908	86,486,409	91,858,813
American depositary share [Member]
Disclosure of classes of share capital [line items]
Ordinary shares		24,040,602	24,040,602	23,960,035	20,903,227
Basic earnings per share denominator		20,903,227	21,621,602	22,964,703
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		24,040,602	24,040,602	23,960,035
Weighted average number of shares issued during the year				30,098
Weighted average number of treasury shares		3,137,375	(2,419,000)	(1,025,430)
Basic earnings per share denominator		20,903,227	21,621,602	22,964,703

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.